[On Chapman and Cutler LLP Letterhead]

November 6, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Amplify ETF Trust
(File Nos. 333-207937 and 811-23108)

Ladies and Gentlemen:

On behalf of Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(e) on October 12, 2018. The Registration Statement relates to the Amplify YieldShares CWP Dividend & Option Income ETF, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney